ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED EXPENSES Disclosure [Abstract]
ACCOUNTS PAYABLES AND ACCRUED EXPENSES	ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable and accrued expenses consisted of the following (in millions):

December 31,	2018		2017
Accrued marketing	$1,787		$2,108
Trade accounts payable	2,719		2,539
Other accrued expenses	3,560	[1]	3,277
Accrued compensation	918		877
Sales, payroll and other taxes	362		372
Container deposits	187		173
Accounts payable and accrued expenses	$9,533		$9,346

[1]
The increase in other accrued expenses is primarily due to incremental estimated variable consideration due to third-party customers. Refer to Note 1 and Note 3 for additional information on our adoption of ASC 606 that became effective on January 1, 2018.